EMPLOYEE AND DIRECTOR BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
EMPLOYEE AND DIRECTOR BENEFITS [Abstract]
Schedule of Stock-based Compensation Recognized as Compensation Expense
Total stock-based compensation recognized as compensation expense on our consolidated statement of income is as follows:

	December 31, 2017	December 31, 2016
Dollars in thousands
Option Grants	$24	$49
Restricted Stock Grants	-	11
Total Compensation Expense	$24	$60

Schedule of Option Activity Under Stock Option Plans
A summary of option activity under the stock option plans as of December 31, 2017 and changes during the year ended December 31, 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2016	184,892	$6.67	5.40 years
Exercised	(3,738)	$3.36
Expired	(28,981)	$18.31
Forfeited	(1,000)	$4.91
Granted	-	$-
Outstanding, December 31, 2017	151,173	$4.54	5.27 years	$790,199

Exercisable, December 31, 2017	150,215	$4.53		$786,232

Schedule of Restricted Stock Activity
A summary of restricted stock activity during the twelve months ended December 31, 2017 and 2016 is presented below:

	December 31, 2017		December 31, 2016
	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value
Beginning balance outstanding	3,334	$3.31	6,667	$3.31
Granted	-		-
Vested	(3,334)		(3,333)
Ending balance outstanding	-	-	3,334	$3.31